U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Growth and Income Fund

File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2015 of Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940.

Sincerely,

Michael W. Stockton